Investments	12 Months Ended
Jul. 01, 2017
Investments, Debt and Equity Securities [Abstract]
Investments
INVESTMENTS
The following table summarizes the Company’s primarily U.S. dollar-denominated investments, recorded within the consolidated balance sheets as of July 1, 2017 and July 2, 2016:

	July 1, 2017			July 2, 2016
	Short-term	Long-Term	Total	Short-term	Long-term	Total
	(millions)
Available-for-sale investments:
Commercial paper(1)	$68.8	$—	$68.8	$54.8	$—	$54.8
Government securities – U.S.(2)	130.4	—	130.4	131.7	—	131.7
Corporate debt securities – U.S.(2)	116.2	46.9	163.1	161.4	64.2	225.6
Corporate debt securities – non-U.S.(2)	92.6	28.2	120.8	111.5	33.9	145.4
Available-for-sale investments, total	$408.0	$75.1	$483.1	$459.4	$98.1	$557.5
Other:
Time deposits(1)	0.6	—	0.6	0.6	—	0.6
Other(3)	2.1	—	2.1	0.4	460.5	460.9
Total Investments	$410.7	$75.1	$485.8	$460.4	$558.6	$1,019.0

(1)	These securities have original maturities greater than three months and are recorded at fair value.

(2)	The securities as of July 1, 2017 have maturity dates between calendar years 2017 and 2019 and are recorded at fair value.

(3)
Long-Term Other as of July 2, 2016 relates to the equity method investment in Hudson Yards, related to an equity interest in an entity formed during fiscal 2013 for the purpose of developing a new office tower in Manhattan (the “Hudson Yards joint venture”), with the Company owning less than 43% of the joint venture. Refer to Note 19, "Headquarters Transactions," for further information.

There were no material gross unrealized gains or losses on available-for-sale securities as of the periods ended July 1, 2017 and July 2, 2016.